SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation expense

Share-based compensation expense for the years ended December 31, 2017 and 2016 is, as follows:

	December 31,
	2017	2016
Warrants issued for consulting and other services	$249,835	$319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Common stock issued for services	—	271,097
Common stock issued for advisory board fees	113,336	—
Common stock issued as compensation to employees	170,233	—
Stock options issued to officers and directors	2,660,159	—
	$3,286,565	$814,000